NON-CONTROLLING INTEREST (Details)	12 Months Ended
Jun. 30, 2022 USD ($) $ / shares shares
Number of Shares
Outstanding, Beginning	0
Grants	21,250,000
Exercised	0
Canceled	0
Outstanding at Ending | $	$ 21,250,000
Exercisable at Ending	9,375,000
Weighted Average Exercise Price
Outstanding, Beginning | $ / shares	$ 0
Grants | $ / shares	0.12
Exercised | $ / shares	$ 0
Canceled	0
Outstanding at Ending | $ / shares	$ 0.12
Exercisable at Ending | $ / shares	$ 0.12
Weighted Average Remaining Contractual Term
Outstanding at Ending	2 years 1 month 6 days
Exercisable at Ending	2 years 1 month 6 days
Aggregate Intrinsic Value
Outstanding at Ending | $	$ 0
Exercisable at Ending | $	$ 0